Label	Element	Value
Institutional Class Prospectus | Innovator McKinley Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001415726_SupplementTextBlock
Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Institutional Class Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2015 (as supplemented)

Effective December 1, 2015 (the “Effective Date”), the Fund will no longer impose a redemption fee on the sale or exchange of its Institutional Class shares.  Accordingly, the “Shareholder Fees” table in the Fund Summary portion of the Prospectus is hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Innovator McKinley Income Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * Please keep this supplement for future reference. This supplement is dated October 30, 2015.
Institutional Class Prospectus | Innovator McKinley Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none